Other operating income (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income.
Schedule of components of other operating income

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Government grants	347,817	553,153	427,832
Claims income	68,993	101,778	96,388
Others	114,245	102,131	121,193

Total other operating income	531,055	757,062	645,413